UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10067

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance VT Floating-Rate Income Fund

ADV Class VTFLA

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance VT Floating-Rate Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ADV Class	$48	0.95%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$526,711,583
# of Portfolio Holdings	502
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.5%
Common Stocks	1.2%
Asset-Backed Securities	1.5%
Short-Term Investments	4.5%
Corporate Bonds	6.2%
Senior Floating-Rate Loans	86.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.3%
CCC or Lower	5.6%
B	62.4%
BB	24.5%
BBB	5.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

VTFLA-TSR-SAR

Eaton Vance VT Floating-Rate Income Fund

Initial Class VTFLR

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance VT Floating-Rate Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$60	1.20%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$526,711,583
# of Portfolio Holdings	502
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.5%
Common Stocks	1.2%
Asset-Backed Securities	1.5%
Short-Term Investments	4.5%
Corporate Bonds	6.2%
Senior Floating-Rate Loans	86.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.3%
CCC or Lower	5.6%
B	62.4%
BB	24.5%
BBB	5.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

VTFLR-TSR-SAR

Eaton Vance VT Floating-Rate Income Fund

Institutional Class VTFLI

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance VT Floating-Rate Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.73%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$526,711,583
# of Portfolio Holdings	502
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.5%
Common Stocks	1.2%
Asset-Backed Securities	1.5%
Short-Term Investments	4.5%
Corporate Bonds	6.2%
Senior Floating-Rate Loans	86.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.3%
CCC or Lower	5.6%
B	62.4%
BB	24.5%
BBB	5.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

VTFLI-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
VT Floating-Rate Income Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2025
Eaton Vance
VT Floating-Rate Income Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 1.5%
Security	Principal Amount (000's omitted)	Value
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 11.371%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	$1,000	$ 985,202
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 11.82%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	1,002,897
Halseypoint CLO 5 Ltd., Series 2021-5A, Class E, 11.481%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	1,000	975,029
Palmer Square CLO Ltd., Series 2015-1A, Class DR4, 11.083%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	1,000	989,786
RAD CLO 5 Ltd., Series 2019-5A, Class E, 11.237%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	2,000	2,005,390
RAD CLO 11 Ltd., Series 2021-11A, Class E, 10.768%, (3 mo. SOFR + 6.512%), 4/15/34(1)(2)	2,000	2,005,444
Total Asset-Backed Securities (identified cost $7,972,967)		$ 7,963,748

Common Stocks — 1.2%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	24	$ 0
		$ 0
Commercial Services & Supplies — 0.0%†
Monitronics International, Inc.(4)(5)	13,507	$ 195,851
Phoenix Services International LLC(4)(5)	12,664	50,656
Phoenix Services International LLC(4)(5)	1,156	4,624
		$ 251,131
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(4)(5)	33,758	$ 74,555
		$ 74,555
Electronic Equipment, Instruments & Components — 0.3%
Range Red Acquisitions LLC, Class A1(3)(4)(5)	633	$ 1,414,141
		$ 1,414,141
Electronics/Electrical — 0.0%†
Skillsoft Corp.(4)(5)	3,342	$ 53,372
		$ 53,372
Security	Shares	Value
Entertainment — 0.1%
New Cineworld Ltd.(4)(5)	13,408	$ 317,481
		$ 317,481
Health Care — 0.2%
Akorn Holding Co. LLC(3)(4)(5)	58,449	$ 0
Cano Health, Inc.(4)(5)	44,627	187,813
Envision Parent, Inc.(4)(5)	58,278	956,138
		$ 1,143,951
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	87,691	$ 841,834
Serta SSB Equipment Co.(3)(4)(5)	87,691	0
		$ 841,834
Investment Companies — 0.0%
Aegletes BV(3)(4)(5)	7,165	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.0%†
ACNR Holdings, Inc., Class A(3)(5)	4,130	$ 304,587
		$ 304,587
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	17,136	$ 0
		$ 0
Pharmaceuticals — 0.4%
Mallinckrodt International Finance SA(4)(5)	23,499	$ 1,997,415
		$ 1,997,415
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	285	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu(3)(4)(5)	13,555	$ 0
		$ 0
Total Common Stocks (identified cost $7,770,328)		$ 6,398,467

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Corporate Bonds — 6.3%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$175	$ 178,058
TransDigm, Inc., 6.875%, 12/15/30(1)	500	519,152
		$ 697,210
Air Transport — 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	$425	$ 424,290
5.75%, 4/20/29(1)	950	949,760
United Airlines, Inc.:
4.375%, 4/15/26(1)	325	323,055
4.625%, 4/15/29(1)	325	315,691
		$ 2,012,796
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$375	$ 399,423
		$ 399,423
Automotive — 0.0%†
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$175	$ 180,504
		$ 180,504
Building and Development — 0.1%
MITER Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	$425	$ 436,170
		$ 436,170
Business Equipment and Services — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	$1,300	$ 1,261,473
		$ 1,261,473
Chemicals — 0.2%
Olympus Water U.S. Holding Corp., 4.25%, 10/1/28(1)	$975	$ 927,827
		$ 927,827
Commercial Services — 0.3%
Garda World Security Corp., 4.625%, 2/15/27(1)	$700	$ 696,129
Herc Holdings, Inc., 7.00%, 6/15/30(1)	175	182,872
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	500	487,250
		$ 1,366,251
Security	Principal Amount (000's omitted)	Value
Computers — 0.2%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$925	$ 983,640
		$ 983,640
Diversified Financial Services — 0.3%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	$175	$ 181,334
Aretec Group, Inc., 10.00%, 8/15/30(1)	400	440,068
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	700	715,007
		$ 1,336,409
Diversified Telecommunication Services — 0.9%
Altice France SA:
5.125%, 1/15/29(1)	$100	$ 82,688
5.50%, 1/15/28(1)	400	337,000
8.125%, 2/1/27(1)	3,175	2,859,897
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	1,225	1,391,906
		$ 4,671,491
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$650	$ 628,314
		$ 628,314
Electronics/Electrical — 0.2%
Imola Merger Corp., 4.75%, 5/15/29(1)	$1,325	$ 1,280,119
		$ 1,280,119
Engineering & Construction — 0.0%†
Artera Services LLC, 8.50%, 2/15/31(1)	$125	$ 104,191
		$ 104,191
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$400	$ 410,696
Six Flags Entertainment Corp., 7.00%, 7/1/25(1)	55	55,000
		$ 465,696
Health Care — 0.6%
Medline Borrower LP, 3.875%, 4/1/29(1)	$1,725	$ 1,655,890
Tenet Healthcare Corp., 4.25%, 6/1/29	1,675	1,625,716
		$ 3,281,606
Insurance — 0.5%
AmWINS Group, Inc., 6.375%, 2/15/29(1)	$600	$ 611,916
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	1,775	1,844,946
		$ 2,456,862

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Internet Software & Services — 0.1%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	$875	$ 714,359
		$ 714,359
Leisure Goods/Activities/Movies — 0.2%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	$225	$ 226,467
NCL Corp. Ltd., 5.875%, 2/15/27(1)	625	628,039
		$ 854,506
Machinery — 0.2%
Madison IAQ LLC, 4.125%, 6/30/28(1)	$650	$ 631,931
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	350	349,987
		$ 981,918
Media — 0.1%
Univision Communications, Inc., 4.50%, 5/1/29(1)	$650	$ 591,615
		$ 591,615
Pharmaceuticals — 0.1%
1261229 BC Ltd., 10.00%, 4/15/32(1)	$550	$ 555,220
		$ 555,220
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$400	$ 381,901
		$ 381,901
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	$550	$ 549,645
		$ 549,645
Retail — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$630	$ 603,818
		$ 603,818
Software — 0.6%
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	$1,520	$ 1,619,042
9.00%, 9/30/29(1)	675	700,282
UKG, Inc., 6.875%, 2/1/31(1)	800	830,560
		$ 3,149,884
Security	Principal Amount (000's omitted)	Value
Technology — 0.3%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$825	$ 791,443
NCR Atleos Corp., 9.50%, 4/1/29(1)	675	739,886
		$ 1,531,329
Telecommunications — 0.1%
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$750	$ 687,558
		$ 687,558
Total Corporate Bonds (identified cost $32,979,437)		$ 33,091,735

Exchange-Traded Funds — 0.5%
Security	Shares	Value
Fixed-Income Funds — 0.5%
SPDR Blackstone Senior Loan ETF	66,000	$ 2,744,940
Total Exchange-Traded Funds (identified cost $3,040,620)		$ 2,744,940

Preferred Stocks — 0.0%†
Security	Shares	Value
Technology — 0.0%†
Cohesity Global, Inc.:
Series G(4)	5,614	$ 129,122
Series G1(4)	3,879	89,217
Total Preferred Stocks (identified cost $194,606)		$ 218,339

Senior Floating-Rate Loans — 87.3%(6)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.3%
Air Comm Corp. LLC:
Term Loan, 7.30%, (3 mo. USD Term SOFR + 3.00%), 12/11/31	$1,611	$ 1,621,417
Term Loan, 12/11/31(7)	135	135,457
HDI Aerospace Intermediate Holding III Corp., Term Loan, 8.73%, (3 mo. USD Term SOFR + 4.50%), 2/11/32	623	624,996

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense (continued)
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(8)	$166	$ 133,610
Novaria Holdings LLC, Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 6/6/31	199	198,751
TransDigm, Inc.:
Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 2/28/31	1,163	1,165,978
Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 3/22/30	2,182	2,192,687
Vista Management Holding, Inc., Term Loan, 8.048%, (3 mo. USD Term SOFR + 3.75%), 4/1/31	575	577,156
		$ 6,650,052
Air Freight & Logistics — 0.3%
AIT Worldwide Logistics, Inc., Term Loan, 8.261%, (3 mo. USD Term SOFR + 4.00%), 4/8/30	$622	$ 624,285
Stonepeak Nile Parent LLC, Term Loan, 9.25%, (U.S. (Fed) Prime Rate + 1.75%), 4/9/32	1,000	1,004,500
		$ 1,628,785
Airlines — 0.2%
American Airlines, Inc., Term Loan, 6.522%, (3 mo. USD Term SOFR + 2.25%), 4/20/28	$898	$ 892,941
		$ 892,941
Apparel & Luxury Goods — 0.8%
Beach Acquisition Bidco LLC, Term Loan, 6/25/32(9)	$500	$ 503,125
Gloves Buyer, Inc., Term Loan, 8.321%, (1 mo. USD Term SOFR + 4.00%), 5/24/32	2,525	2,480,813
Hanesbrands, Inc., Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 3/7/32	1,058	1,061,942
		$ 4,045,880
Auto Components — 1.3%
Adient U.S. LLC, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 1/31/31	$775	$ 777,940
Autokiniton U.S. Holdings, Inc., Term Loan, 8.441%, (1 mo. USD Term SOFR + 4.00%), 4/6/28	1,386	1,341,819
Clarios Global LP, Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 5/6/30	1,139	1,137,125
DexKo Global, Inc., Term Loan, 8.191%, (1 mo. USD Term SOFR + 3.75%), 10/4/28	629	603,336
Garrett LX I SARL, Term Loan, 6.53%, (3 mo. USD Term SOFR + 2.25%), 1/30/32	699	703,575
Lippert Colipper, Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 3/25/32	349	350,434
Borrower/Description	Principal Amount (000's omitted)	Value
Auto Components (continued)
LTI Holdings, Inc., Term Loan, 8.577%, (1 mo. USD Term SOFR + 4.25%), 7/29/29	$1,292	$ 1,293,161
RealTruck Group, Inc., Term Loan, 9.441%, (1 mo. USD Term SOFR + 5.00%), 1/31/28	691	632,148
		$ 6,839,538
Automobiles — 0.4%
Bombardier Recreational Products, Inc., Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 1/22/31	$918	$ 918,771
MajorDrive Holdings IV LLC, Term Loan, 8.557%, (3 mo. USD Term SOFR + 4.00%), 6/1/28	1,223	1,202,478
		$ 2,121,249
Beverages — 1.1%
Arterra Wines Canada, Inc., Term Loan, 8.057%, (3 mo. USD Term SOFR + 3.50%), 11/24/27	$572	$ 568,622
Celsius Holdings, Inc., Term Loan, 7.492%, (3 mo. USD Term SOFR + 3.25%), 4/1/32	700	704,988
City Brewing Co. LLC:
Term Loan, 8.018%, (3 mo. USD Term SOFR + 3.50%), 4/5/28	560	153,949
Term Loan, 10.506%, (3 mo. USD Term SOFR + 6.25%), 4/5/28	181	49,906
Term Loan - Second Lien, 0.00%, 4/5/28(8)	871	3,812
Primo Brands Corp., Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 3/31/28	3,242	3,257,033
Sazerac Co., Inc., Term Loan, 6/25/32(9)	900	901,125
		$ 5,639,435
Biotechnology — 0.5%
Alltech, Inc., Term Loan, 8.691%, (1 mo. USD Term SOFR + 4.25%), 8/13/30	$845	$ 847,857
Grifols Worldwide Operations USA, Inc., Term Loan, 6.483%, (3 mo. USD Term SOFR + 2.00%), 11/15/27	1,590	1,586,949
		$ 2,434,806
Broadline Retail — 0.5%
Peer Holding III BV:
Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 10/28/30	$1,062	$ 1,069,359
Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 7/1/31	1,368	1,377,189
		$ 2,446,548

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Building Products — 0.8%
Cornerstone Building Brands, Inc., Term Loan, 8.812%, (1 mo. USD Term SOFR + 4.50%), 5/15/31	$1,293	$ 1,105,291
LHS Borrower LLC, Term Loan, 9.177%, (1 mo. USD Term SOFR + 4.75%), 2/16/29	839	773,554
MI Windows & Doors LLC, Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 3/28/31	767	769,866
Oscar AcquisitionCo LLC, Term Loan, 8.546%, (3 mo. USD Term SOFR + 4.25%), 4/29/29	841	777,515
Standard Industries, Inc., Term Loan, 6.071%, (1 mo. USD Term SOFR + 1.75%), 9/22/28	200	201,082
The Azek Group LLC, Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 9/26/31	672	672,884
		$ 4,300,192
Capital Markets — 2.6%
Advisor Group, Inc., Term Loan, 7.827%, (1 mo. USD Term SOFR + 3.50%), 8/17/28	$829	$ 832,276
Aretec Group, Inc., Term Loan, 7.827%, (1 mo. USD Term SOFR + 3.50%), 8/9/30	1,956	1,961,515
Citco Funding LLC, Term Loan, 6.934%, (6 mo. USD Term SOFR + 2.75%), 4/27/28	761	766,055
Edelman Financial Center LLC, Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 4/7/28	1,236	1,238,780
EIG Management Co. LLC, Term Loan, 9.322%, (1 mo. USD Term SOFR + 5.00%), 5/17/29	380	378,070
FinCo I LLC, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 6/27/29	731	734,587
Focus Financial Partners LLC, Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 9/15/31	3,266	3,262,709
Franklin Square Holdings LP, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 4/25/31	990	991,237
HighTower Holdings LLC, Term Loan, 7.26%, (3 mo. USD Term SOFR + 3.00%), 2/3/32	954	953,152
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 3/22/31	645	645,604
Mariner Wealth Advisors LLC, Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 12/31/30	1,387	1,391,973
Orion Advisor Solutions, Inc., Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 9/24/30	596	599,341
		$ 13,755,299
Chemicals — 3.8%
AAP Buyer, Inc., Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 9/9/31	$448	$ 448,030
Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals (continued)
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 6.046%, (3 mo. USD Term SOFR + 1.75%), 12/20/29	$1,228	$ 1,233,479
Discovery Purchaser Corp., Term Loan, 8.022%, (3 mo. USD Term SOFR + 3.75%), 10/4/29	1,168	1,167,770
GEON Performance Solutions LLC, Term Loan, 8.807%, (3 mo. USD Term SOFR + 4.25%), 8/18/28	626	597,945
INEOS Quattro Holdings U.K. Ltd., Term Loan, 8.677%, (1 mo. USD Term SOFR + 4.25%), 4/2/29	971	906,517
INEOS U.S. Finance LLC:
Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 2/7/31	542	518,427
Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	3,188	3,063,384
Lonza Group AG, Term Loan, 8.321%, (3 mo. USD Term SOFR + 3.93%), 7/3/28	1,146	1,052,515
Minerals Technologies, Inc., Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 11/26/31	498	498,744
Momentive Performance Materials, Inc., Term Loan, 8.327%, (1 mo. USD Term SOFR + 4.00%), 3/29/28	2,331	2,342,377
Nouryon Finance BV, Term Loan, 7.55%, (3 mo. USD Term SOFR + 3.25%), 4/3/28	616	619,324
Olympus Water U.S. Holding Corp., Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 6/20/31	2,569	2,544,099
Orion Engineered Carbons GmbH, Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.15%), 9/24/28	289	271,425
Rohm Holding GmbH, Term Loan, 9.737%, (6 mo. USD Term SOFR + 5.50%), 1/31/29	548	529,647
SCUR-Alpha 1503 GmbH, Term Loan, 9.78%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	1,222	1,157,625
Tronox Finance LLC, Term Loan, 6.796% - 6.827%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31	1,261	1,237,328
W.R. Grace & Co.-Conn., Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 9/22/28	1,777	1,781,775
		$ 19,970,411
Commercial Services & Supplies — 4.4%
Albion Financing 3 SARL, Term Loan, 7.322%, (3 mo. USD Term SOFR + 3.00%), 8/16/29	$1,295	$ 1,298,973
Allied Universal Holdco LLC, Term Loan, 8.177%, (1 mo. USD Term SOFR + 3.75%), 5/12/28	2,158	2,170,900
Armor Holding II LLC, Term Loan, 7.916%, (6 mo. USD Term SOFR + 3.75%), 12/11/28	199	200,794
Belfor Holdings, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 11/1/30	556	556,986

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
EnergySolutions LLC, Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 9/20/30	$1,011	$ 1,018,464
Flame Newco LLC, Term Loan, 10.427%, (1 mo. USD Term SOFR + 6.00%), 6.427% cash, 4.00% PIK, 6/30/28	160	159,584
Foundever Worldwide Corp., Term Loan, 8.191%, (1 mo. USD Term SOFR + 3.75%), 8/28/28	1,853	1,025,513
Garda World Security Corp., Term Loan, 7.314%, (1 mo. USD Term SOFR + 3.00%), 2/1/29	3,226	3,235,770
Gategroup Fin Luxembourg SA, Term Loan, 5/28/32(9)	500	501,720
GFL Environmental, Inc., Term Loan, 6.824%, (3 mo. USD Term SOFR + 2.50%), 3/3/32	3,450	3,456,469
Harsco Corp., Term Loan, 6.691%, (1 mo. USD Term SOFR + 2.25%), 6/9/28	240	238,170
Heritage-Crystal Clean, Inc., Term Loan, 8.069%, (3 mo. USD Term SOFR + 3.75%), 10/17/30	2,195	2,206,728
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 8.574%, (1 mo. USD Term SOFR + 4.25%), 12/2/31	1,950	1,962,802
Minimax Viking GmbH, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 3/17/32	600	603,375
Monitronics International, Inc., Term Loan, 12.057%, (3 mo. USD Term SOFR + 7.50%), 6/30/28	731	722,097
Prime Security Services Borrower LLC, Term Loan, 6.32%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	918	919,566
Reworld Holding Corp.:
Term Loan, 6.562%, (1 mo. USD Term SOFR + 2.25%), 11/30/28	1,536	1,540,656
Term Loan, 6.562%, (1 mo. USD Term SOFR + 2.25%), 11/30/28	119	118,959
Term Loan, 6.568%, (1 mo. USD Term SOFR + 2.25%), 11/30/28	469	470,184
Term Loan, 6.571%, (1 mo. USD Term SOFR + 2.25%), 11/30/28	26	25,887
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 10/24/31	623	627,851
TMF Group Holding BV, Term Loan, 7.035%, (3 mo. USD Term SOFR + 2.75%), 5/3/28	369	371,142
		$ 23,432,590
Communications Equipment — 0.2%
Ciena Corp., Term Loan, 6.068%, (1 mo. USD Term SOFR + 1.75%), 10/24/30	$1,130	$ 1,136,204
		$ 1,136,204
Borrower/Description	Principal Amount (000's omitted)	Value
Construction Materials — 1.1%
Knife River HoldCo, Term Loan, 6.31%, (3 mo. USD Term SOFR + 2.00%), 3/8/32	$249	$ 250,467
Quikrete Holdings, Inc.:
Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 3/19/29	2,038	2,040,241
Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 4/14/31	2,611	2,609,181
Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 2/10/32	973	972,441
		$ 5,872,330
Consumer Finance — 0.5%
CPI Holdco B LLC, Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$2,681	$ 2,676,302
		$ 2,676,302
Consumer Staples Distribution & Retail — 0.1%
Cardenas Markets, Inc., Term Loan, 11.146%, (3 mo. USD Term SOFR + 6.75%), 8/1/29	$415	$ 383,249
		$ 383,249
Containers & Packaging — 1.1%
Altium Packaging LLC, Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 6/11/31	$470	$ 469,467
Berlin Packaging LLC, Term Loan, 7.796% - 7.824%, (1 mo. USD Term SOFR + 3.50%, 3 mo. USD Term SOFR + 3.50%), 6/7/31	944	947,961
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.18%), 4/13/29	2,602	2,600,062
Pregis TopCo Corp., Term Loan, 8.327%, (1 mo. USD Term SOFR + 4.00%), 2/1/29	499	500,807
Proampac PG Borrower LLC, Term Loan, 8.256% - 8.324%, (3 mo. USD Term SOFR + 4.00%), 9/15/28	1,133	1,138,591
		$ 5,656,888
Distributors — 0.0%†
Phillips Feed Service, Inc., Term Loan, 11.427%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(3)	$51	$ 31,147
		$ 31,147
Diversified Consumer Services — 0.8%
Ascend Learning LLC, Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 12/11/28	$1,466	$ 1,467,467
KUEHG Corp., Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 6/12/30	1,001	1,002,657

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Consumer Services (continued)
Lernen Bidco Ltd., Term Loan, 8.29%, (6 mo. USD Term SOFR + 4.00%), 10/27/31	$498	$ 501,441
Spring Education Group, Inc., Term Loan, 8.296%, (3 mo. USD Term SOFR + 4.00%), 10/4/30	345	346,608
Wand NewCo 3, Inc., Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 1/30/31	689	687,025
		$ 4,005,198
Diversified Telecommunication Services — 1.1%
Altice France SA, Term Loan, 9.756%, (3 mo. USD Term SOFR + 5.50%), 8/15/28	$10	$ 9,417
Anuvu Holdings 2 LLC:
Term Loan, 12.664%, (3 mo. USD Term SOFR + 8.25%), 3/23/26(3)	326	119,630
Term Loan, 14.413%, (3 mo. USD Term SOFR + 10.00%), 8.413% cash, 6.00% PIK, 9/27/27(3)	127	101,656
Level 3 Financing, Inc., Term Loan, 8.577%, (1 mo. USD Term SOFR + 4.25%), 3/27/32	2,575	2,606,588
Lumen Technologies, Inc.:
Term Loan, 6.791%, (1 mo. USD Term SOFR + 2.35%), 4/16/29	446	441,640
Term Loan, 6.791%, (1 mo. USD Term SOFR + 2.35%), 4/15/30	941	930,971
Virgin Media Bristol LLC:
Term Loan, 6.926%, (1 mo. USD Term SOFR + 2.50%), 1/31/28	850	840,263
Term Loan, 7.676%, (1 mo. USD Term SOFR + 3.25%), 1/31/29	750	744,420
		$ 5,794,585
Electric Utilities — 0.8%
Kohler Energy Co. LLC, Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 5/1/31	$2,107	$ 2,112,286
MRP Buyer LLC:
Term Loan, 7.568%, (3 mo. USD Term SOFR + 3.25%), 6/4/32	1,730	1,706,062
Term Loan, 6/4/32(7)	220	217,135
		$ 4,035,483
Electrical Equipment — 0.9%
Dynamo Newco II GmbH, Term Loan, 7.798%, (3 mo. USD Term SOFR + 3.50%), 9/30/31	$1,489	$ 1,495,271
Nvent Electric PLC, Term Loan, 7.827%, (1 mo. USD Term SOFR + 3.50%), 1/30/32	1,050	1,057,943
WEC U.S. Holdings Ltd., Term Loan, 6.574%, (1 mo. USD Term SOFR + 2.25%), 1/27/31	2,052	2,054,759
		$ 4,607,973
Borrower/Description	Principal Amount (000's omitted)	Value
Electronic Equipment, Instruments & Components — 1.3%
Celestica, Inc., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 6/20/31	$891	$ 893,228
Chamberlain Group, Inc., Term Loan, 7.677%, (1 mo. USD Term SOFR + 3.25%), 11/3/28	1,118	1,120,828
Creation Technologies, Inc., Term Loan, 10.046%, (3 mo. USD Term SOFR + 5.50%), 10/5/28	776	768,240
II-VI, Inc., Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 7/2/29	619	621,123
Ingram Micro, Inc., Term Loan, 6.56%, (3 mo. USD Term SOFR + 2.25%), 9/22/31	200	201,152
Range Red Operating, Inc.:
Term Loan, 12.424%, (1 mo. USD Term SOFR + 8.00%), 10/1/29	230	229,318
Term Loan - Second Lien, 12.424%, (1 mo. USD Term SOFR + 8.00%), 10/1/29	966	961,956
TTM Technologies, Inc., Term Loan, 6.574%, (1 mo. USD Term SOFR + 2.25%), 5/30/30	516	517,141
Verifone Systems, Inc., Term Loan, 10.211%, (3 mo. USD Term SOFR + 5.50%), 8/18/28	888	833,625
Viavi Solutions, Inc., Term Loan, 7/30/32(9)	600	600,939
		$ 6,747,550
Energy Equipment & Services — 0.3%
Ameriforge Group, Inc.:
Term Loan, 15.441%, (1 mo. USD Term SOFR + 11.00%), 4.441% cash, 11.00% PIK, 12/31/25(3)	$92	$ 12,176
Term Loan, 15.441%, (1 mo. USD Term SOFR + 11.00%), 4.441% cash, 11.00% PIK, 12/31/25(3)	793	105,439
PG Investment Co. 59 SARL, Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 3/26/31	1,390	1,395,887
		$ 1,513,502
Engineering & Construction — 0.7%
American Residential Services LLC, Term Loan, 7.53%, (3 mo. USD Term SOFR + 3.25%), 2/2/32	$336	$ 337,260
Artera Services LLC, Term Loan, 8.796%, (3 mo. USD Term SOFR + 4.50%), 2/15/31	420	353,347
Azuria Water Solutions, Inc.:
Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 5/17/28	704	707,228
Term Loan, 5/17/28(7)	58	58,734
Construction Partners, Inc., Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 11/3/31	498	499,676
Northstar Group Services, Inc., Term Loan, 8.881%, (6 mo. USD Term SOFR + 4.75%), 5/31/30	1,660	1,672,608
		$ 3,628,853

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Entertainment — 0.9%
City Football Group Ltd., Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.50%), 7/22/30	$415	$ 414,081
Creative Artists Agency LLC, Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 10/1/31	1,119	1,123,976
EOC Borrower LLC, Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 3/24/32	2,000	2,005,000
Pretzel Parent, Inc., Term Loan, 8.827%, (1 mo. USD Term SOFR + 4.50%), 10/1/31	923	917,382
Varsity Brands, Inc., Term Loan, 7.83%, (3 mo. USD Term SOFR + 3.50%), 8/26/31	499	499,296
		$ 4,959,735
Financial Services — 1.2%
NCR Atleos LLC, Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 4/16/29	$992	$ 1,000,556
Nuvei Technologies Corp., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 11/17/31	998	1,000,303
Orion U.S. Finco, Inc., Term Loan, 5/20/32(9)	675	677,869
Planet U.S. Buyer LLC, Term Loan, 7.33%, (3 mo. USD Term SOFR + 3.00%), 2/7/31	689	692,964
Shift4 Payments LLC, Term Loan, 5/7/32(9)	250	252,305
Stepstone Group Midco 2 GmbH, Term Loan, 8.651% - 8.608%, (3 mo. USD Term SOFR + 4.50%), 12/19/31	775	753,688
Synechron, Inc., Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 10/3/31	823	802,364
Walker & Dunlop, Inc., Term Loan, 6.312%, (1 mo. USD Term SOFR + 2.00%), 3/14/32	698	701,741
WEX, Inc., Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 3/5/32	499	498,361
		$ 6,380,151
Food Products — 0.7%
Del Monte Foods, Inc.:
Term Loan, 12.409%, (3 mo. USD Term SOFR + 8.00%), 8/2/28	$803	$ 729,786
Term Loan, 15.474%, (3 mo. USD Term SOFR + 11.00%), 12.474% cash, 3.00% PIK, 8/2/28	903	821,047
Term Loan - Second Lien, 8.71% - 8.724%, (3 mo. USD Term SOFR + 4.25%), 8/2/28	1,870	1,051,698
Newly Weds Foods, Inc., Term Loan, 6.562%, (1 mo. USD Term SOFR + 2.25%), 3/15/32	1,175	1,175,000
		$ 3,777,531
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 12/31/30	$1,993	$ 1,995,493
		$ 1,995,493
Borrower/Description	Principal Amount (000's omitted)	Value
Ground Transportation — 0.1%
Student Transportation of America Holdings, Inc.:
Term Loan, 6/24/32(9)	$55	$ 55,180
Term Loan, 6/24/32(9)	770	772,526
		$ 827,706
Health Care Equipment & Supplies — 1.1%
Bausch & Lomb Corp., Term Loan, 8.571%, (1 mo. USD Term SOFR + 4.25%), 6/26/30	$956	$ 959,291
Bayou Intermediate II LLC, Term Loan, 9.041%, (3 mo. USD Term SOFR + 4.50%), 8/2/28	507	508,124
Journey Personal Care Corp., Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 3/1/28	1,635	1,637,411
Medline Borrower LP, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 10/23/28	2,776	2,782,327
		$ 5,887,153
Health Care Providers & Services — 5.5%
AEA International Holdings (Lux) SARL, Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 9/7/28	$1,717	$ 1,720,861
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.296%, (3 mo. USD Term SOFR + 8.00%), 10.046% cash, 2.25% PIK, 1/15/26	767	734,320
Cano Health LLC, Term Loan, 13.796%, (3 mo. USD Term SOFR + 9.50%), 6/28/29	209	178,822
CCRR Parent, Inc., Term Loan, 8.697%, (3 mo. USD Term SOFR + 4.25%), 3/6/28	1,810	794,252
Ceva Sante Animale, Term Loan, 7.05%, (3 mo. USD Term SOFR + 2.75%), 11/8/30	395	396,003
CHG Healthcare Services, Inc., Term Loan, 7.333%, (3 mo. USD Term SOFR + 3.00%), 9/29/28	1,725	1,733,019
CNT Holdings I Corp., Term Loan, 6.78%, (3 mo. USD Term SOFR + 2.50%), 11/8/32	992	996,055
Concentra Health Services, Inc., Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 7/26/31	348	349,993
Electron BidCo, Inc., Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 11/1/28	1,767	1,773,237
Ensemble RCM LLC, Term Loan, 7.28%, (3 mo. USD Term SOFR + 3.00%), 8/1/29	3,135	3,150,959
Hanger, Inc.:
Term Loan, 7.827%, (1 mo. USD Term SOFR + 3.50%), 10/23/31	1,105	1,107,778
Term Loan, 7.827%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(7)	143	142,936
IVC Acquisition Ltd., Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 12/12/28	1,505	1,514,289
MED ParentCo LP, Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 4/15/31	1,197	1,202,862

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services (continued)
Medical Solutions Holdings, Inc., Term Loan, 7.88%, (3 mo. USD Term SOFR + 3.50%), 11/1/28	$1,678	$ 904,178
Midwest Physician Administrative Services LLC, Term Loan, 7.807%, (3 mo. USD Term SOFR + 3.25%), 3/12/28	748	699,424
National Mentor Holdings, Inc.:
Term Loan, 8.146% - 8.177%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 3/2/28	864	836,885
Term Loan, 8.146%, (3 mo. USD Term SOFR + 3.75%), 3/2/28	25	23,853
Option Care Health, Inc., Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 10/27/28	338	340,390
Pacific Dental Services LLC, Term Loan, 7.068%, (1 mo. USD Term SOFR + 2.75%), 3/15/31	2,249	2,253,609
Phoenix Guarantor, Inc., Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 2/21/31	1,081	1,086,106
Radnet Management, Inc., Term Loan, 6.58%, (3 mo. USD Term SOFR + 2.25%), 4/18/31	1,708	1,712,293
Raven Acquisition Holdings LLC:
Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 11/19/31	1,885	1,885,982
Term Loan, 11/19/31(7)	135	135,051
Select Medical Corp., Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 12/3/31	920	924,406
TTF Holdings LLC, Term Loan, 8.002%, (6 mo. USD Term SOFR + 3.75%), 7/18/31	1,207	1,200,002
U.S. Anesthesia Partners, Inc., Term Loan, 8.689%, (1 mo. USD Term SOFR + 4.25%), 10/1/28	1,083	1,071,492
		$ 28,869,057
Health Care Technology — 2.1%
athenahealth Group, Inc., Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 2/15/29	$2,496	$ 2,496,562
Imprivata, Inc., Term Loan, 7.321%, (3 mo. USD Term SOFR + 3.00%), 12/1/27	1,608	1,617,275
PointClickCare Technologies, Inc., Term Loan, 7.416%, (6 mo. USD Term SOFR + 3.25%), 11/3/31	2,443	2,457,156
Press Ganey Holdings, Inc., Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 4/30/31	1,145	1,148,583
Project Ruby Ultimate Parent Corp., Term Loan, 7.441%, (1 mo. USD Term SOFR + 3.00%), 3/10/28	1,005	1,007,148
Symplr Software, Inc., Term Loan, 8.88%, (3 mo. USD Term SOFR + 4.50%), 12/22/27	1,246	1,139,570
Waystar Technologies, Inc., Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 10/22/29	1,101	1,106,790
		$ 10,973,084
Borrower/Description	Principal Amount (000's omitted)	Value
Hotels, Restaurants & Leisure — 4.1%
Caesars Entertainment, Inc., Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 2/6/31	$2,271	$ 2,272,681
Carnival Corp., Term Loan, 6.312%, (1 mo. USD Term SOFR + 2.00%), 10/18/28	1,653	1,656,592
ClubCorp Holdings, Inc., Term Loan, 9.557%, (3 mo. USD Term SOFR + 5.00%), 9/18/26	862	864,640
Fertitta Entertainment LLC, Term Loan, 7.827%, (1 mo. USD Term SOFR + 3.50%), 1/27/29	1,946	1,946,024
Flutter Financing BV, Term Loan, 6.046%, (3 mo. USD Term SOFR + 1.75%), 11/30/30	2,796	2,792,505
GVC Holdings (Gibraltar) Ltd., Term Loan, 7.016%, (6 mo. USD Term SOFR + 2.75%), 10/31/29	1,505	1,513,070
Herschend Entertainment Co. LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 5/27/32	375	378,086
Horizon U.S. Finco LP, Term Loan, 9.03%, (3 mo. USD Term SOFR + 4.75%), 10/31/31	1,220	1,200,546
IRB Holding Corp., Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 12/15/27	1,242	1,243,552
Light & Wonder International, Inc., Term Loan, 6.564%, (1 mo. USD Term SOFR + 2.25%), 4/14/29	2,929	2,935,414
Ontario Gaming GTA LP, Term Loan, 8.546%, (3 mo. USD Term SOFR + 4.25%), 8/1/30	1,079	1,070,561
Scientific Games Holdings LP, Term Loan, 7.285%, (3 mo. USD Term SOFR + 3.00%), 4/4/29	1,449	1,449,322
Station Casinos LLC, Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 3/14/31	444	445,666
Voyager Parent LLC, Term Loan, 5/9/32(9)	1,900	1,883,109
		$ 21,651,768
Household Durables — 1.1%
ACProducts, Inc., Term Loan, 8.807%, (3 mo. USD Term SOFR + 4.25%), 5/17/28	$1,325	$ 1,009,705
Libbey Glass, Inc., Term Loan, 10.933%, (3 mo. USD Term SOFR + 6.50%), 11/22/27	1,880	1,818,967
Madison Safety & Flow LLC, Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 9/26/31	496	497,801
PHRG Intermediate LLC, Term Loan, 8.333%, (3 mo. USD Term SOFR + 4.00%), 2/20/32	925	922,687
Serta Simmons Bedding LLC:
Term Loan, 11.884%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	140	139,358
Term Loan, 11.91%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	1,287	1,181,112
		$ 5,569,630

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Household Products — 0.6%
Energizer Holdings, Inc., Term Loan, 6.321%, (1 mo. USD Term SOFR + 2.00%), 3/19/32	$1,800	$ 1,807,128
Kronos Acquisition Holdings, Inc., Term Loan, 8.296%, (3 mo. USD Term SOFR + 4.00%), 7/8/31	1,787	1,606,063
		$ 3,413,191
Independent Power and Renewable Electricity Producers — 0.6%
Invenergy Thermal Operating I LLC:
Term Loan, 5/17/32(9)	$1,336	$ 1,347,794
Term Loan, 5/17/32(9)	89	89,853
Lightning Power LLC, Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 8/18/31	993	995,463
Talen Energy Supply LLC, Term Loan, 6.808%, (3 mo. USD Term SOFR + 2.50%), 12/15/31	995	999,353
		$ 3,432,463
Industrial Conglomerates — 0.1%
Cleanova U.S. Holdings LLC, Term Loan, 9.074%, (3 mo. USD Term SOFR + 4.75%), 6/14/32	$500	$ 491,250
		$ 491,250
Insurance — 4.2%
Acrisure LLC, Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 11/6/30	$995	$ 993,831
Alera Group, Inc., Term Loan, 5/31/32(9)	1,700	1,707,012
Alliant Holdings Intermediate LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 9/19/31	3,827	3,831,778
AmWINS Group, Inc., Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 1/30/32	2,086	2,089,461
AssuredPartners, Inc., Term Loan, 7.827%, (1 mo. USD Term SOFR + 3.50%), 2/14/31	1,728	1,734,407
Broadstreet Partners, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 6/13/31	1,584	1,587,683
HUB International Ltd., Term Loan, 6.769%, (3 mo. USD Term SOFR + 2.50%), 6/20/30	2,256	2,265,391
IMA Financial Group, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 11/1/28	899	900,375
Ryan Specialty Group LLC, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 9/15/31	1,169	1,170,586
Trucordia Insurance Holdings LLC, Term Loan, 7.564%, (1 mo. USD Term SOFR + 3.25%), 6/14/32	1,300	1,304,062
Truist Insurance Holdings LLC, Term Loan - Second Lien, 9.046%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	1,000	1,013,545
USI, Inc.:
Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	1,951	1,949,576
Borrower/Description	Principal Amount (000's omitted)	Value
Insurance (continued)
USI, Inc.: (continued)
Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 9/29/30	$1,473	$ 1,470,454
		$ 22,018,161
Interactive Media & Services — 0.6%
Aragorn Parent Corp., Term Loan, 8.577%, (1 mo. USD Term SOFR + 4.25%), 12/15/28	$672	$ 677,037
Foundational Education Group, Inc., Term Loan, 8.291%, (3 mo. USD Term SOFR + 3.75%), 8/31/28	388	354,618
Twitter, Inc., Term Loan, 10.927%, (1 mo. USD Term SOFR + 6.50%), 10/26/29	2,258	2,208,998
		$ 3,240,653
IT Services — 4.0%
Asurion LLC:
Term Loan, 8.427%, (1 mo. USD Term SOFR + 4.00%), 8/19/28	$1,048	$ 1,034,484
Term Loan, 8.577%, (1 mo. USD Term SOFR + 4.25%), 9/19/30	2,873	2,805,722
Term Loan - Second Lien, 9.691%, (1 mo. USD Term SOFR + 5.25%), 1/31/28	930	891,931
Term Loan - Second Lien, 9.691%, (1 mo. USD Term SOFR + 5.25%), 1/20/29	250	232,598
Endure Digital, Inc., Term Loan, 7.927%, (1 mo. USD Term SOFR + 3.50%), 2/10/28	2,824	2,048,523
Gainwell Acquisition Corp., Term Loan, 8.396%, (3 mo. USD Term SOFR + 4.00%), 10/1/27	1,998	1,930,048
Go Daddy Operating Co. LLC:
Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 11/9/29	952	953,486
Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 5/30/31	879	880,916
Informatica LLC, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 10/27/28	3,072	3,088,139
NAB Holdings LLC, Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 11/23/28	3,011	2,979,670
Plano HoldCo, Inc., Term Loan, 7.796%, (3 mo. USD Term SOFR + 3.50%), 10/2/31	574	546,318
Rackspace Finance LLC:
Term Loan, 10.679%, (1 mo. USD Term SOFR + 6.25%), 5/15/28	534	536,505
Term Loan - Second Lien, 7.179%, (1 mo. USD Term SOFR + 2.75%), 5/15/28	2,673	1,235,726
Sedgwick Claims Management Services, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 7/31/31	1,973	1,981,889
		$ 21,145,955

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Leisure Products — 0.8%
GSM Holdings, Inc., Term Loan, 9.296%, (3 mo. USD Term SOFR + 5.00%), 9/30/31	$993	$ 962,313
Hayward Industries, Inc., Term Loan, 6.941%, (1 mo. USD Term SOFR + 2.50%), 5/30/28	1,471	1,477,301
Recess Holdings, Inc., Term Loan, 8.025%, (3 mo. USD Term SOFR + 3.75%), 2/20/30	1,926	1,933,364
		$ 4,372,978
Life Sciences Tools & Services — 0.7%
Avantor Funding, Inc., Term Loan, 6.427%, (1 mo. USD Term SOFR + 2.00%), 11/8/27	$91	$ 91,566
ICON Luxembourg SARL, Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	596	601,031
Loire Finco Luxembourg SARL, Term Loan, 8.327%, (1 mo. USD Term SOFR + 4.00%), 1/21/30	238	239,581
PRA Health Sciences, Inc., Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	149	149,747
Sotera Health Holdings LLC, Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 5/30/31	2,484	2,497,727
		$ 3,579,652
Machinery — 5.1%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.296%, (3 mo. USD Term SOFR + 5.00%), 10/31/31	$474	$ 472,628
AI Aqua Merger Sub, Inc., Term Loan, 7.324%, (1 mo. USD Term SOFR + 3.00%), 7/31/28	2,001	2,000,598
Ali Group North America Corp., Term Loan, 6.441%, (1 mo. USD Term SOFR + 2.00%), 7/30/29	1,587	1,598,439
American Trailer World Corp., Term Loan, 8.177%, (1 mo. USD Term SOFR + 3.75%), 3/3/28	748	614,040
Apex Tool Group LLC:
Term Loan, 14.427%, (1 mo. USD Term SOFR + 10.00%), 7.50% cash, 6.927% PIK, 2/8/30	612	483,375
Term Loan - Second Lien, 9.677%, (1 mo. USD Term SOFR + 5.25%), 2/8/29	259	224,717
Conair Holdings LLC, Term Loan, 8.191%, (1 mo. USD Term SOFR + 3.75%), 5/17/28	1,321	977,879
CPM Holdings, Inc., Term Loan, 8.824%, (1 mo. USD Term SOFR + 4.50%), 9/28/28	1,858	1,822,323
Crown Equipment Corp., Term Loan, 6.574%, (1 mo. USD Term SOFR + 2.25%), 10/10/31	998	997,710
Cube Industrials Buyer, Inc., Term Loan, 7.522%, (3 mo. USD Term SOFR + 3.25%), 10/17/31	1,496	1,506,065
EMRLD Borrower LP, Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 8/4/31	520	519,634
Engineered Machinery Holdings, Inc., Term Loan, 8.057%, (3 mo. USD Term SOFR + 3.50%), 5/19/28	2,587	2,606,156
Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
Filtration Group Corp., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 10/21/28	$1,065	$ 1,070,461
Gates Global LLC, Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	1,251	1,251,869
Icebox Holdco III, Inc., Term Loan, 8.057%, (3 mo. USD Term SOFR + 3.50%), 12/22/28	654	657,331
John Bean Technologies Corp., Term Loan, 6.427%, (1 mo. USD Term SOFR + 2.00%), 1/2/32	698	701,479
Madison IAQ LLC, Term Loan, 6.762%, (6 mo. USD Term SOFR + 2.50%), 6/21/28	1,914	1,917,562
Roper Industrial Products Investment Co. LLC, Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 11/22/29	1,422	1,420,439
SPX Flow, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 4/5/29	889	893,474
Terex Corp., Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 10/8/31	2,244	2,260,041
TK Elevator Midco GmbH, Term Loan, 7.237%, (3 mo. USD Term SOFR + 3.00%), 4/30/30	3,046	3,057,210
		$ 27,053,430
Media — 0.6%
ABG Intermediate Holdings 2 LLC:
Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 12/21/28	$246	$ 246,229
Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 2/13/32	599	598,126
Charter Communications Operating LLC, Term Loan, 6.548%, (3 mo. USD Term SOFR + 2.25%), 12/15/31	547	548,722
Emerald X, Inc., Term Loan, 8.077%, (1 mo. USD Term SOFR + 3.75%), 1/30/32	225	226,618
Hubbard Radio LLC, Term Loan, 8.827%, (1 mo. USD Term SOFR + 4.50%), 9/30/27	320	187,338
iHeartCommunications, Inc., Term Loan, 10.216%, (1 mo. USD Term SOFR + 5.78%), 5/1/29	625	511,098
Mission Broadcasting, Inc., Term Loan, 6.939%, (1 mo. USD Term SOFR + 2.50%), 6/2/28	265	264,771
MJH Healthcare Holdings LLC, Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 1/29/29	465	466,617
		$ 3,049,519
Metals/Mining — 1.1%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(10)	$224	$ 220,124
Arsenal AIC Parent LLC, Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	2,243	2,243,977

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Metals/Mining (continued)
Novelis Corp., Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 3/11/32	$948	$ 949,994
PMHC II, Inc., Term Loan, 8.642%, (3 mo. USD Term SOFR + 4.25%), 4/23/29	1,622	1,420,867
WireCo WorldGroup, Inc., Term Loan, 8.022%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	366	348,455
Zekelman Industries, Inc., Term Loan, 6.563%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	677	678,161
		$ 5,861,578
Oil, Gas & Consumable Fuels — 1.4%
Epic Crude Services LP, Term Loan, 7.256%, (3 mo. USD Term SOFR + 3.00%), 10/15/31	$599	$ 601,244
Freeport LNG Investments LLLP, Term Loan, 7.519%, (3 mo. USD Term SOFR + 3.25%), 12/21/28	990	992,611
GIP Pilot Acquisition Partners LP, Term Loan, 6.277%, (3 mo. USD Term SOFR + 2.00%), 10/4/30	471	472,830
Hilcorp Energy I LP, Term Loan, 6.314%, (1 mo. USD Term SOFR + 2.00%), 2/11/30	823	825,509
ITT Holdings LLC, Term Loan, 7.052%, (1 mo. USD Term SOFR + 2.73%), 10/11/30	1,303	1,308,176
Natgasoline LLC, Term Loan, 9.827%, (1 mo. USD Term SOFR + 5.50%), 3/29/30	497	495,012
Oryx Midstream Services Permian Basin LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 10/5/28	861	861,622
Oxbow Carbon LLC, Term Loan, 7.827%, (1 mo. USD Term SOFR + 3.50%), 5/10/30	509	505,216
UGI Energy Services LLC, Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 2/22/30	1,144	1,149,700
Whitewater Matterhorn Holdings LLC, Term Loan, 6.569%, (3 mo. USD Term SOFR + 2.25%), 6/16/32	450	450,376
		$ 7,662,296
Paper & Forest Products — 0.1%
Spa Holdings 3 OYJ, Term Loan, 5/23/30(9)	$500	$ 499,375
		$ 499,375
Passenger Airlines — 0.3%
WestJet Loyalty LP, Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 2/14/31	$1,486	$ 1,488,281
		$ 1,488,281
Personal Products — 0.4%
Olaplex, Inc., Term Loan, 7.933%, (3 mo. USD Term SOFR + 3.50%), 2/23/29	$530	$ 512,225
Borrower/Description	Principal Amount (000's omitted)	Value
Personal Products (continued)
Opal Bidco SAS, Term Loan, 4/28/32(9)	$1,500	$ 1,507,972
		$ 2,020,197
Pharmaceuticals — 0.8%
Bausch Health Cos., Inc., Term Loan, 10.561%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	$825	$ 797,478
Jazz Financing Lux SARL, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 5/5/28	1,949	1,960,067
Mallinckrodt International Finance SA, Term Loan - Second Lien, 14.00%, (1 mo. USD Term SOFR + 9.50%), 11/14/28	1,103	1,141,168
Padagis LLC, Term Loan, 9.271%, (3 mo. USD Term SOFR + 4.75%), 7/6/28	395	371,667
		$ 4,270,380
Professional Services — 3.8%
AAL Delaware Holdco, Inc., Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 7/30/31	$670	$ 671,517
AlixPartners LLP, Term Loan, 6.941%, (1 mo. USD Term SOFR + 2.50%), 2/4/28	563	565,982
Amspec Parent LLC:
Term Loan, 7.796%, (3 mo. USD Term SOFR + 3.50%), 12/22/31	1,408	1,417,135
Term Loan, 12/22/31(7)	183	184,479
Term Loan, 12/22/31(9)	33	33,542
APFS Staffing Holdings, Inc., Term Loan, 8.577%, (1 mo. USD Term SOFR + 4.25%), 12/29/28	221	207,062
Camelot U.S. Acquisition LLC, Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 1/31/31	1,459	1,445,774
Citrin Cooperman Advisors LLC:
Term Loan, 7.316%, (3 mo. USD Term SOFR + 3.00%), 4/1/32	1,245	1,245,730
Term Loan, 4/1/32(7)	80	80,370
CohnReznick LLP:
Term Loan, 8.296%, (3 mo. USD Term SOFR + 4.00%), 3/31/32	568	567,000
Term Loan, 3/31/32(7)	132	131,250
CoreLogic, Inc., Term Loan, 7.941%, (1 mo. USD Term SOFR + 3.50%), 6/2/28	2,026	2,008,082
Corporation Service Co., Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 11/2/29	491	491,715
Employbridge Holding Co.:
Term Loan, 9.796%, (3 mo. USD Term SOFR + 5.50%), 1/19/30	468	365,469
Term Loan, 1/19/30(7)	196	153,420
Term Loan - Second Lien, 9.307%, (3 mo. USD Term SOFR + 4.75%), 1/19/30	1,046	278,110

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services (continued)
First Advantage Holdings LLC, Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 10/31/31	$1,486	$ 1,488,508
Genuine Financial Holdings LLC, Term Loan, 7.577%, (3 mo. USD Term SOFR + 3.25%), 9/27/30	393	374,553
Grant Thornton Advisors LLC, Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 6/2/31	1,686	1,686,159
iSolved, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 10/15/30	494	496,317
Mermaid Bidco, Inc., Term Loan, 7.51%, (3 mo. USD Term SOFR + 3.25%), 7/3/31	1,317	1,320,793
Neptune Bidco U.S., Inc., Term Loan, 9.33%, (3 mo. USD Term SOFR + 5.00%), 4/11/29	926	878,257
Tempo Acquisition LLC, Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 8/31/28	512	510,324
Teneo Holdings LLC, Term Loan, 9.077%, (1 mo. USD Term SOFR + 4.75%), 3/13/31	1,235	1,249,006
Trans Union LLC, Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	1,404	1,406,558
Vaco Holdings LLC, Term Loan, 9.446%, (3 mo. USD Term SOFR + 5.00%), 1/21/29	969	890,453
		$ 20,147,565
Real Estate Management & Development — 0.3%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 1/31/30	$271	$ 272,239
Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 1/31/30	106	106,938
Greystar Real Estate Partners LLC, Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 8/21/30	614	616,420
RE/MAX International, Inc., Term Loan, 6.941%, (1 mo. USD Term SOFR + 2.50%), 7/21/28	387	374,910
		$ 1,370,507
Road & Rail — 0.8%
First Student Bidco, Inc., Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 7/21/28	$1,847	$ 1,849,710
Hertz Corp.:
Term Loan, 8.033%, (3 mo. USD Term SOFR + 3.75%), 6/30/28	1,207	1,002,253
Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.50%), 6/30/28	295	245,983
Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.50%), 6/30/28	58	48,290
Kenan Advantage Group, Inc., Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 1/25/29	917	905,202
		$ 4,051,438
Borrower/Description	Principal Amount (000's omitted)	Value
Semiconductors & Semiconductor Equipment — 0.2%
Bright Bidco BV, Term Loan, 0.00%, 10/31/27(8)	$226	$ 88,637
MKS Instruments, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 8/17/29	984	987,927
		$ 1,076,564
Software — 11.5%
Applied Systems, Inc., Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 2/24/31	$3,875	$ 3,896,784
Astra Acquisition Corp.:
Term Loan, 0.00%, 10/25/28(8)	699	15,733
Term Loan, 0.00%, 10/25/29(8)	1,058	29,084
Term Loan, 11.046%, (3 mo. USD Term SOFR + 6.75%), 2/25/28	498	141,714
Boost Newco Borrower LLC, Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 1/31/31	2,985	2,996,213
Boxer Parent Co., Inc., Term Loan, 7.333%, (3 mo. USD Term SOFR + 3.00%), 7/30/31	2,272	2,260,438
Central Parent, Inc., Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 7/6/29	2,158	1,807,799
Cloud Software Group, Inc., Term Loan, 7.796%, (3 mo. USD Term SOFR + 3.50%), 3/29/29	3,175	3,181,587
Cloudera, Inc.:
Term Loan, 8.177%, (1 mo. USD Term SOFR + 3.75%), 10/8/28	2,131	2,054,620
Term Loan - Second Lien, 10.427%, (1 mo. USD Term SOFR + 6.00%), 10/8/29	600	546,378
Clover Holdings 2 LLC, Term Loan, 8.308%, (3 mo. USD Term SOFR + 4.00%), 12/9/31	2,250	2,256,323
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(10)	154	154,057
Cornerstone OnDemand, Inc., Term Loan, 8.077%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	632	594,829
Dragon Buyer, Inc., Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 9/30/31	1,343	1,347,448
Drake Software LLC, Term Loan, 8.546%, (3 mo. USD Term SOFR + 4.25%), 6/26/31	1,486	1,482,414
E2open LLC, Term Loan, 7.941%, (1 mo. USD Term SOFR + 3.50%), 2/4/28	1,509	1,515,601
ECI Macola Max Holding LLC, Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 5/9/30	2,924	2,941,850
Ellucian Holdings, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 10/9/29	945	948,062
Epicor Software Corp., Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 5/30/31	4,047	4,061,944
Fiserv Investment Solutions, Inc., Term Loan, 8.322%, (3 mo. USD Term SOFR + 4.00%), 2/18/27	1,359	1,347,487
GoTo Group, Inc.:
Term Loan, 9.162%, (1 mo. USD Term SOFR + 4.75%), 4/28/28	1,096	957,263

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
GoTo Group, Inc.: (continued)
Term Loan - Second Lien, 9.162%, (1 mo. USD Term SOFR + 4.75%), 4/28/28	$697	$ 252,598
IGT Holding IV AB, Term Loan, 7.796%, (3 mo. USD Term SOFR + 3.50%), 9/1/31	1,056	1,063,920
Ivanti Software, Inc.:
Term Loan, 9.016% - 9.058%, (3 mo. USD Term SOFR + 4.75%), 6/1/29	242	201,989
Term Loan, 10.016%, (3 mo. USD Term SOFR + 5.75%), 6/1/29	125	128,906
Marcel LUX IV SARL, Term Loan, 7.76%, (1 mo. USD Term SOFR + 3.50%), 11/12/30	2,767	2,785,928
McAfee LLC, Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	2,511	2,443,775
OID-OL Intermediate I LLC:
Term Loan, 8.733%, (3 mo. USD Term SOFR + 4.25%), 2/1/29	1,328	1,114,768
Term Loan, 10.318%, (3 mo. USD Term SOFR + 6.00%), 2/1/29	323	333,807
Open Text Corp., Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	1,417	1,418,626
Polaris Newco LLC, Term Loan, 8.291%, (3 mo. USD Term SOFR + 3.75%), 6/2/28	1,511	1,474,189
Project Alpha Intermediate Holding, Inc., Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 10/26/30	1,975	1,986,600
Project Boost Purchaser LLC, Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 7/16/31	821	823,231
RealPage, Inc.:
Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 4/24/28	399	400,135
Term Loan, 4/24/28(9)	1,000	994,255
Redstone Holdco 2 LP, Term Loan, 9.291%, (3 mo. USD Term SOFR + 4.75%), 4/27/28	1,284	702,307
Sabre GLBL, Inc.:
Term Loan, 8.677%, (1 mo. USD Term SOFR + 4.25%), 6/30/28	23	22,437
Term Loan, 9.427%, (1 mo. USD Term SOFR + 5.00%), 6/30/28	151	150,487
Term Loan, 10.427%, (1 mo. USD Term SOFR + 6.00%), 11/15/29	971	971,233
SkillSoft Corp., Term Loan, 9.691%, (1 mo. USD Term SOFR + 5.25%), 7/14/28	619	568,919
SolarWinds Holdings, Inc., Term Loan, 8.261%, (3 mo. USD Term SOFR + 4.00%), 4/16/32	1,451	1,421,795
UKG, Inc., Term Loan, 7.311%, (1 mo. USD Term SOFR + 3.00%), 2/10/31	4,303	4,324,475
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Veritas U.S., Inc., Term Loan, 16.796%, (3 mo. USD Term SOFR + 12.50%), 12/9/29	$438	$ 441,034
Vision Solutions, Inc., Term Loan, 8.541%, (3 mo. USD Term SOFR + 4.00%), 4/24/28	1,948	1,854,552
		$ 60,417,594
Specialty Retail — 1.4%
Apro LLC, Term Loan, 8.061%, (1 mo. USD Term SOFR + 3.75%), 7/9/31	$571	$ 569,974
Great Outdoors Group LLC, Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 1/23/32	2,468	2,468,839
Harbor Freight Tools USA, Inc., Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 6/11/31	1,487	1,457,543
Hoya Midco LLC, Term Loan, 6.53%, (3 mo. USD Term SOFR + 2.25%), 2/3/29	558	490,286
Les Schwab Tire Centers, Term Loan, 6.827% - 6.833%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31	1,634	1,634,355
LIDS Holdings, Inc., Term Loan, 9.964%, (3 mo. USD Term SOFR + 5.50%), 12/14/26	61	60,260
Speedster Bidco GmbH, Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 12/10/31	823	828,854
		$ 7,510,111
Trading Companies & Distributors — 2.9%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.071%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$2,552	$ 2,556,239
CD&R Hydra Buyer, Inc., Term Loan, 8.427%, (1 mo. USD Term SOFR + 4.00%), 3/25/31	1,238	1,221,492
Core & Main LP:
Term Loan, 6.27%, (6 mo. USD Term SOFR + 2.00%), 7/27/28	1,276	1,277,930
Term Loan, 6.27%, (6 mo. USD Term SOFR + 2.00%), 2/9/31	594	596,183
DXP Enterprises, Inc., Term Loan, 8.077%, (1 mo. USD Term SOFR + 3.75%), 10/11/30	688	693,284
Foundation Building Materials Holding Co. LLC, Term Loan, 8.28%, (3 mo. USD Term SOFR + 4.00%), 1/29/31	764	750,157
Herc Holdings, Inc., Term Loan, 6.324%, (3 mo. USD Term SOFR + 2.00%), 6/2/32	350	351,750
Kodiak Building Partners, Inc., Term Loan, 8.035%, (3 mo. USD Term SOFR + 3.75%), 12/4/31	499	481,501
Paint Intermediate III LLC, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 10/9/31	499	495,633
Park River Holdings, Inc., Term Loan, 12/28/27(9)	1,150	1,122,682

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Trading Companies & Distributors (continued)
Spin Holdco, Inc., Term Loan, 8.577%, (3 mo. USD Term SOFR + 4.00%), 3/4/28	$2,948	$ 2,597,864
White Cap Buyer LLC, Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 10/19/29	2,221	2,212,561
Windsor Holdings III LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 8/1/30	1,155	1,156,511
		$ 15,513,787
Transportation Infrastructure — 0.6%
Brown Group Holding LLC:
Term Loan, 6.78% - 6.833%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/1/31	$1,326	$ 1,328,768
Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 7/1/31	382	382,725
KKR Apple Bidco LLC, Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	1,605	1,603,762
		$ 3,315,255
Wireless Telecommunication Services — 0.3%
Digicel International Finance Ltd., Term Loan, 11.78%, (3 mo. USD Term SOFR + 7.50%), 9.53% cash, 2.25% PIK, 5/25/27	$1,445	$ 1,444,889
		$ 1,444,889
Total Senior Floating-Rate Loans (identified cost $471,119,205)		$459,585,367

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	1,409	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 4.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(11)	24,297,891	$ 24,297,891
Total Short-Term Investments (identified cost $24,297,891)		$ 24,297,891
Total Investments — 101.4% (identified cost $547,375,054)		$534,300,487
Less Unfunded Loan Commitments — (0.2)%		$ (1,261,008)
Net Investments — 101.2% (identified cost $546,114,046)		$533,039,479
Other Assets, Less Liabilities — (1.2)%		$ (6,327,896)
Net Assets — 100.0%		$526,711,583
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $39,429,767 or 7.5% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2025.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(7)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At June 30, 2025, the total value of unfunded loan commitments is $1,217,436. See Note 1F for description.

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

(8)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)	This Senior Loan will settle after June 30, 2025, at which time the interest rate will be determined.
(10)	Fixed-rate loan.
(11)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of June 30, 2025.
Abbreviations:
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Unaffiliated investments, at value (identified cost $521,816,155)	$508,741,588
Affiliated investments, at value (identified cost $24,297,891)	24,297,891
Cash	5,057,166
Interest receivable	2,838,910
Dividends receivable from affiliated investments	82,513
Receivable for investments sold	6,679,465
Receivable for Fund shares sold	364,983
Prepaid upfront fees on notes payable	68,603
Prepaid expenses	1,617
Total assets	$548,132,736
Liabilities
Payable for investments purchased	$19,744,499
Payable for Fund shares redeemed	835,652
Payable to affiliates:
Investment adviser fee	245,464
Distribution fees	107,004
Trustees' fees	9,006
Payable for shareholder servicing fees	280,575
Accrued expenses	198,953
Total liabilities	$21,421,153
Commitments and contingencies (see Note 12)
Net Assets	$526,711,583
Sources of Net Assets
Paid-in capital	$597,892,545
Accumulated loss	(71,180,962)
Net Assets	$526,711,583
Initial Class Shares
Net Assets	$522,164,589
Shares Outstanding	61,542,381
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.48
ADV Class Shares
Net Assets	$4,170,594
Shares Outstanding	491,033
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.49
Institutional Class Shares
Net Assets	$376,400
Shares Outstanding	44,356
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.49

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income	$95,322
Dividend income from affiliated investments	405,914
Interest income	21,138,927
Other income	255,618
Total investment income	$21,895,781
Expenses
Investment adviser fee	$1,539,180
Distribution fees:
Initial Class	663,236
Shareholder servicing fees:
Initial Class	647,837
ADV Class	5,671
Trustees’ fees and expenses	18,252
Custodian fee	96,622
Transfer and dividend disbursing agent fees	4,973
Legal and accounting services	97,701
Printing and postage	748
Interest expense and fees	129,685
Miscellaneous	18,799
Total expenses	$3,222,704
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$13,996
Total expense reductions	$13,996
Net expenses	$3,208,708
Net investment income	$18,687,073
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(4,117,304)
Net realized loss	$(4,117,304)
Change in unrealized appreciation (depreciation):
Investments	$(4,211,206)
Net change in unrealized appreciation (depreciation)	$(4,211,206)
Net realized and unrealized loss	$(8,328,510)
Net increase in net assets from operations	$10,358,563

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$18,687,073	$44,524,171
Net realized loss	(4,117,304)	(8,159,472)
Net change in unrealized appreciation (depreciation)	(4,211,206)	5,447,386
Net increase in net assets from operations	$10,358,563	$41,812,085
Distributions to shareholders:
Initial Class	$(18,513,293)	$(44,072,641)
ADV Class	(167,587)	(456,763)
Institutional Class	(4,832)	(82)
Total distributions to shareholders	$(18,685,712)	$(44,529,486)
Transactions in shares of beneficial interest:
Initial Class	$(24,849,427)	$(6,003,145)
ADV Class	(1,286,964)	(1,080,988)
Institutional Class	370,181	—
Net decrease in net assets from Fund share transactions	$(25,766,210)	$(7,084,133)
Net decrease in net assets	$(34,093,359)	$(9,801,534)
Net Assets
At beginning of period	$560,804,942	$570,606,476
At end of period	$526,711,583	$560,804,942

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Financial Highlights

	Initial Class
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.61	$8.65	$8.44	$9.09	$9.03	$9.15
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.68	$0.70	$0.40	$0.26	$0.29
Net realized and unrealized gain (loss)	(0.13)	(0.04)	0.21	(0.65)	0.06	(0.12)
Total income (loss) from operations	$0.16	$0.64	$0.91	$(0.25)	$0.32	$0.17
Less Distributions
From net investment income	$(0.29)	$(0.68)	$(0.70)	$(0.40)	$(0.26)	$(0.29)
Total distributions	$(0.29)	$(0.68)	$(0.70)	$(0.40)	$(0.26)	$(0.29)
Net asset value — End of period	$8.48	$8.61	$8.65	$8.44	$9.09	$9.03
Total Return(2)(3)	1.95%(4)	7.68%	11.21%	(2.74)%	3.63%	2.00%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$522,165	$555,279	$563,973	$568,517	$613,623	$495,426
Ratios (as a percentage of average daily net assets):(5)
Total expenses(3)	1.20%(6)	1.19%	1.17%	1.17%	1.17%	1.20%
Net expenses(3)	1.20%(6)(7)	1.19%(7)	1.17%(7)	1.17%(7)	1.17%	1.20%
Net investment income	6.98%(6)	7.89%	8.20%	4.53%	2.90%	3.33%
Portfolio Turnover	15%(4)	34%	26%	32%	35%	33%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Financial Highlights — continued

	ADV Class
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.62	$8.66	$8.45	$9.09	$9.04	$9.16
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.70	$0.73	$0.42	$0.29	$0.32
Net realized and unrealized gain (loss)	(0.13)	(0.04)	0.20	(0.64)	0.05	(0.13)
Total income (loss) from operations	$0.18	$0.66	$0.93	$(0.22)	$0.34	$0.19
Less Distributions
From net investment income	$(0.31)	$(0.70)	$(0.72)	$(0.42)	$(0.29)	$(0.31)
Total distributions	$(0.31)	$(0.70)	$(0.72)	$(0.42)	$(0.29)	$(0.31)
Net asset value — End of period	$8.49	$8.62	$8.66	$8.45	$9.09	$9.04
Total Return(2)(3)	2.20%(4)	7.82%	11.48%	(2.37)%	3.77%	2.26%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,171	$5,525	$6,633	$4,319	$4,255	$4,114
Ratios (as a percentage of average daily net assets):(5)
Total expenses(3)	0.95%(6)	0.94%	0.92%	0.92%	0.92%	0.95%
Net expenses(3)	0.95%(6)(7)	0.94%(7)	0.92%(7)	0.92%(7)	0.92%	0.95%
Net investment income	7.23%(6)	8.16%	8.49%	4.84%	3.16%	3.60%
Portfolio Turnover	15%(4)	34%	26%	32%	35%	33%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Financial Highlights — continued

	Institutional Class
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.61	$8.65	$8.44	$9.09	$9.03	$9.15
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.73	$0.75	$0.44	$0.30	$0.34
Net realized and unrealized gain (loss)	(0.11)	(0.04)	0.22	(0.65)	0.06	(0.12)
Total income (loss) from operations	$0.20	$0.69	$0.97	$(0.21)	$0.36	$0.22
Less Distributions
From net investment income	$(0.32)	$(0.73)	$(0.76)	$(0.44)	$(0.30)	$(0.34)
Total distributions	$(0.32)	$(0.73)	$(0.76)	$(0.44)	$(0.30)	$(0.34)
Net asset value — End of period	$8.49	$8.61	$8.65	$8.440	$9.09	$9.03
Total Return(2)(3)	2.36%(4)	8.34%	11.92%	(2.26)%	4.07%	2.64%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$376	$1	$1	$1	$1	$1
Ratios (as a percentage of average daily net assets):(5)
Total expenses(3)	0.73%(6)	0.63%	0.67%	0.62%	0.64%	0.67%
Net expenses(3)	0.73%(6)(7)	0.63%(7)	0.67%(7)	0.62%(7)	0.64%	0.67%
Net investment income	7.45%(6)	8.47%	8.82%	5.07%	3.33%	3.92%
Portfolio Turnover	15%(4)	34%	26%	32%	35%	33%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund offers Initial Class, ADV Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Fund are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At June 30, 2025, the Fund had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account or qualified pension or retirement plan, to receive some or all of the distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At December 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $57,568,573 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2024, $1,999,936 are short-term and $55,568,637 are long-term.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$546,462,879
Gross unrealized appreciation	$4,870,762
Gross unrealized depreciation	(18,294,162)
Net unrealized depreciation	$(13,423,400)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.575%
$1 billion but less than $2 billion	0.525%
$2 billion but less than $5 billion	0.500%
$5 billion and over	0.480%
For the six months ended June 30, 2025, the investment adviser fee amounted to $1,539,180 or 0.575% (annualized) of the Fund's average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, the investment adviser fee paid was reduced by $13,996 relating to the Fund’s investment in the Liquidity Fund.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the six months ended June 30, 2025 amounted to $663,236. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.
Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

5  Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2025, shareholder servicing fees were equivalent to 0.24% per annum of each class's average daily net assets and amounted to $647,837 and $5,671 for Initial Class and ADV Class, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $78,613,306 and $102,397,664, respectively, for the six months ended June 30, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Initial Class
Sales	4,716,608	$40,041,601	10,780,398	$ 92,819,070
Issued to shareholders electing to receive payments of distributions in Fund shares	2,178,899	18,513,253	5,117,565	44,072,641
Redemptions	(9,866,488)	(83,404,281)	(16,605,103)	(142,894,856)
Net decrease	(2,970,981)	$(24,849,427)	(707,140)	$ (6,003,145)
ADV Class
Sales	209,065	$ 1,794,586	193,103	$ 1,663,969
Issued to shareholders electing to receive payments of distributions in Fund shares	19,684	167,555	52,966	456,689
Redemptions	(379,051)	(3,249,105)	(370,972)	(3,201,646)
Net decrease	(150,302)	$(1,286,964)	(124,903)	$ (1,080,988)
Institutional Class
Sales	43,999	$ 368,099	—	$ —
Issued to shareholders electing to receive payments of distributions in Fund shares	567	4,797	—	—
Redemptions	(321)	(2,715)	—	—
Net increase	44,245	$ 370,181	—	$ —
There were no transactions in Institutional Class shares for the year ended December 31, 2024.
At June 30, 2025, separate accounts of 4 insurance companies each owned more than 10% of the value of the outstanding shares of the Fund aggregating 71.5%.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

8  Credit Facility
The Fund participates with other portfolios managed by EVM and its affiliates in a $500 million unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 2, 2026. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Fund’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period plus the Term SOFR Adjustment) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. “Term SOFR Adjustment” means 0.10%. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated between the Fund and the other participating portfolios at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $52,000 of amortization of upfront fees paid by the Fund in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at June 30, 2025 is $68,603 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the Credit Facility is not available exclusively to the Fund and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. Average borrowings and the weighted average interest rate (excluding fees) for the six months ended June 30, 2025 were $1,160,221 and 7.50%, respectively.
9  Affiliated Investments
At June 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $24,297,891, which represents 4.6% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$20,058,577	$85,510,684	$(81,271,370)	$ —	$ —	$24,297,891	$405,914	24,297,891
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 7,963,748	$ —	$ 7,963,748
Common Stocks	53,372	4,626,367	1,718,728	6,398,467
Corporate Bonds	—	33,091,735	—	33,091,735
Exchange-Traded Funds	2,744,940	—	—	2,744,940
Preferred Stocks	—	218,339	—	218,339
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	457,820,701	503,658	458,324,359

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Warrants	$ —	$ —	$ 0	$ 0
Short-Term Investments	24,297,891	—	—	24,297,891
Total Investments	$27,096,203	$503,720,890	$2,222,386	$533,039,479
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2025 is not presented.
11  Risks and Uncertainties
Credit Risk
The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
12  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Fund. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code.
A request by the Fund and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. The matter has been remanded to the bankruptcy court to determine whether the participating lenders are liable for the breach of contract claims. A trial is scheduled to begin in February 2026. At this time, the Fund cannot reliably predict the outcome of these proceedings or the effect, if any, on the Fund's net asset value.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance VT Floating-Rate Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing the special considerations relevant to investing in senior floating rate loans. In this regard, the Board considered the experience of the Adviser’s large group of bank loan investment professionals and other personnel who manage other accounts, including other Eaton Vance Funds, that invest in senior floating rate loans. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

VTFLR-NCSR    6.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	August 26, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	August 26, 2025